U.S. SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C.  20549

                                                FORM 24F-2
                                     Annual Notice of Securities Sold
                                          Pursuant to Rule 24f-2


                    1.   Name and address of issuer:

                                        Ivy Fund
                                        Via Mizner Financial Plaza
                                        Suite 300
                                        700 South Federal Highway
                                        Boca Raton, FL  33432

                    2. Name of each series or class of funds for which this notice is filed:

                                        Ivy Growth Fund
                                        Ivy Growth with Income Fund
                                        Ivy International Fund
                                        Ivy Emerging Growth Fund
                                        Ivy China Region Fund
                                        Ivy Latin America Strategy Fund
                                        Ivy New Century Fund
                                        Ivy Money Market Fund
                                        Ivy Canada Fund
                                        Ivy Global Fund
                                        Ivy Bond Fund
                                        Ivy Short-Term Bond Fund

                    3.   Investment Company Act File Number:  811-1028

                         Securities Act File Number:   2-17613

                    4. Last day of fiscal year for which this notice is filed:

                                        December 31, 1995

                    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        [    ]

                    6. Date of termination of issuer's declaration under Rule 24f-
                         2(a)(1), if applicable (see Instruction A.6):

                    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year,













                         but which remained unsold at the beginning of the fiscal
                         year:
                                        None

                    8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                        None

                    9. Number and aggregate sale price of securities sold during the fiscal year:

                                        96,788,040 shares of beneficial
          interest were
                                        sold during the fiscal year with an
          aggregate
                                        sale price of $612,028,153.

                    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to
                         Rule 24f-2:












                                        96,788,040 shares of beneficial
          interest were
                                        sold during the fiscal year with an
          aggregate
                                        sale price of $612,028,153.

                    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment
                         plans, if applicable (see Instruction B.7):

                                        3,355,619 shares of beneficial
          interest were
                                        issued during the fiscal year in
          connection
                                        with dividend reinvestment plans
          with an
                                        aggregate sale price of
          $33,303,874.

                    12.  Calculation of registration fee:

                         (i)       Aggregate sale price of securities sold
          during the
                                   fiscal year in reliance on Rule 24f-2
          (from Item
                                   10):

                                        $612,028,153

                         (ii)      Aggregate price of shares issued in
          connection
                                   with dividend reinvestment plans (from
          Item 11, if
                                   applicable):

                                        + 33,303,874

                         (iii)     Aggregate price of shares redeemed or
          repurchased
                                   during the fiscal year (if applicable):

                                        - 348,492,862


























                         (iv)      Aggregate price of shares redeemed or
          repurchased
                                   and previously applied as a reduction to
          filing
                                   fees pursuant to Rule 24e-2 (if
          applicable):

                                        +

                         (v)       Net aggregate price of securities sold
          and issued
                                   during the fiscal year in reliance on
          Rule 24f-2
                                   (line (i), plus line (ii), less line
          (iii), plus
                                   line (iv)) (if applicable):

                                        296,839,165

                         (vi) Multiplier prescribed by Section 6(b) of the
                                   Securities Act of 1933 or other
          applicable law or
                                   regulation (see Instruction C.6):

                                        x 1/2900

                         (vii) Fee due (line (i) or line (v) multiplied by line
                                   (vi)):

                                        = 102,358.33

                    Instruction:   Issuers should complete lines (ii),
          (iii), (iv),
                                   and (v) only if the form is being filed
          within 60
                                   days after the close of the issuer's
          fiscal year.
                                   See Instruction C.3.

                    13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the
                         Commission's Rules of Informal and Other
          Procedures (17 CFR
                         202.3a).
                                        [x]













                         Date of mailing or wire transfer of filing fees to the
                         Commission's lockbox depository:

                                        February 27, 1996


                                                SIGNATURES

                    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                    By (Signature and Title):*    /s/ C. WILLIAM FERRIS
                                                  C. William Ferris,
                                                  Secretary/Treasurer
                    Date: February 27, 1996

                    * Please print the name and title of the signing officer below the signature.
























                                                  February 27, 1996



                    Ivy Fund
                    700 South Federal Highway
                    Suite 300












                    Boca Raton, FL 33432

                    Dear Sirs:

                         As counsel for Ivy Fund (the "Trust"), we are familiar with the registration of the Trust under the Investment Company Act of
                    1940 (File No. 811-1028) and the registration statement relating to its shares of beneficial interest (the "Shares") under the
                    Securities Act of 1933 (File No. 2-17613). We also have examined such other records of the Trust, agreements, documents and instruments as we deemed appropriate.

                         Based upon the foregoing, it is our opinion that the Shares sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares have been duly and validly authorized and issued as fully paid and
                    nonassessable Shares of the Trust.

                         We consent to the filing of this opinion in connection with the Notice for the fiscal year ended December 31, 1995, pursuant to Rule 24f-2 under the Investment Company Act of 1940, on behalf of the Trust with the Securities and Exchange
          Commission.

                                                  Very truly yours,


                                                  /s/ DECHERT PRICE &
          RHOADS